Long-term Debt and Other Financing Arrangements (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013
Debt Instrument [Line Items]
Capital lease obligations	$ 11	$ 11
Total Debt And Capital Lease Obligations	4,737	2,990
Less current portion	1	251
LONG-TERM DEBT, LESS CURRENT PORTION	4,736	2,739
Senior Unsecured Debt Due In 2014 7.38% [Member]
Debt Instrument [Line Items]
Long Term Debt		250
Debt Instrument Interest Rate Stated Percentage		7.38%
Debt Instrument, Maturity Date		Jan. 15, 2014
Senior Unsecured Debt Due 2019 8.00% [Member]
Debt Instrument [Line Items]
Long Term Debt	750	750
Debt Instrument Interest Rate Stated Percentage	8.00%	8.00%
Debt Instrument, Maturity Date	Jan. 15, 2019	Jan. 15, 2019
Senior Unsecured Debt Due 2023 2.625% [Member]
Debt Instrument [Line Items]
Long Term Debt	499	499
Debt Instrument Interest Rate Stated Percentage	2.625%	2.625%
Debt Instrument, Maturity Date	Aug. 01, 2022	Aug. 01, 2022
Senior Unsecured Debt Due 2023 2.70% [Member]
Debt Instrument [Line Items]
Long Term Debt	249	249
Debt Instrument Interest Rate Stated Percentage	2.70%	2.70%
Debt Instrument, Maturity Date	Apr. 15, 2023	Apr. 15, 2023
Senior Unsecured Debt Due 2024 4.00% [Member]
Debt Instrument [Line Items]
Long Term Debt	749
Debt Instrument Interest Rate Stated Percentage	4.00%
Debt Instrument, Maturity Date	Jan. 15, 2024
Senior Unsecured Debt Issued 2034 4.90% [Member]
Debt Instrument [Line Items]
Long Term Debt	499
Debt Instrument Interest Rate Stated Percentage	4.90%
Debt Instrument, Maturity Date	Jan. 15, 2034
Senior Unsecured Debt Due 2043 3.875% [Member]
Debt Instrument [Line Items]
Long Term Debt	493	493
Debt Instrument Interest Rate Stated Percentage	3.875%	3.875%
Debt Instrument, Maturity Date	Aug. 01, 2042	Aug. 01, 2042
Senior Unsecured Debt Due 2043 4.10% [Member]
Debt Instrument [Line Items]
Long Term Debt	499	499
Debt Instrument Interest Rate Stated Percentage	4.10%	4.10%
Debt Instrument, Maturity Date	Apr. 15, 2043	Apr. 15, 2043
Senior Unsecured Debt Due 2044 5.10% [Member]
Debt Instrument [Line Items]
Long Term Debt	749
Debt Instrument Interest Rate Stated Percentage	5.10%
Debt Instrument, Maturity Date	Jan. 15, 2044
Senior Unsecured Debt Due 2098 7.60% [Member]
Debt Instrument [Line Items]
Long Term Debt	239	239
Debt Instrument Interest Rate Stated Percentage	7.60%	7.60%
Debt Instrument, Maturity Date	Jul. 01, 2097	Jul. 01, 2097
Total Senior Unsecured Debt [Member]
Debt Instrument [Line Items]
Long Term Debt	$ 4,726	$ 2,979